UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     August 03, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     72

Form13F Information Table Value Total:     $332,713 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     8760   196790 SH       SOLE                   196790        0        0
ALTRIA GROUP INC               COM              02209S103      805    10435 PRN      SOLE                    10435        0        0
AMERICAN INTL GROUP INC        COM              026874107      262     4405 SH       SOLE                     4405        0        0
AMERICAN PWR CONVERSION CORP   COM              029066107     5921   318024 SH       SOLE                   318024        0        0
APPLERA CORP                   COM AP BIO GRP   038020103    10223   312815 SH       SOLE                   312815        0        0
APPLIED MATLS INC              COM              038222105     6689   414255 SH       SOLE                   414255        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     9251   209735 SH       SOLE                   209735        0        0
BANK OF AMERICA CORPORATION    COM              060505104      471     9596 SH       SOLE                     9596        0        0
BAXTER INTL INC                COM              071813109     9781   265651 SH       SOLE                   265651        0        0
BOSTON BEER INC                CL A             100557107      402    13428 SH       SOLE                    13428        0        0
BP PLC                         SPONSORED ADR    055622104     8825   123881 SH       SOLE                   123881        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203      483    15335 SH       SOLE                    15335        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      269     3500 PRN      SOLE                     3500        0        0
CAMPBELL SOUP CO               COM              134429109      337     8891 SH       SOLE                     8891        0        0
CAPITAL ONE FINL CORP          COM              14040H105      374     4400 PRN      SOLE                     4400        0        0
CHEVRON CORP NEW               COM              166764100      328     5075 SH       SOLE                     5075        0        0
CISCO SYS INC                  COM              17275R102     8855   472794 PRN      SOLE                   472794        0        0
CITIGROUP INC                  COM              172967101     9952   200920 SH       SOLE                   200920        0        0
COBIZ INC                      COM              190897108     4892   215908 SH       SOLE                   215908        0        0
COOPER INDS LTD                CL A             G24182100      276     3000 PRN      SOLE                     3000        0        0
COSTCO WHSL CORP NEW           COM              22160K105    10711   188747 PRN      SOLE                   188747        0        0
CVS CORP                       COM              126650100    13192   413315 SH       SOLE                   413315        0        0
DOLLAR TREE STORES INC         COM              256747106      384    14418 SH       SOLE                    14418        0        0
DONALDSON INC                  COM              257651109      207     6271 SH       SOLE                     6271        0        0
DOW CHEM CO                    COM              260543103     7295   190335 SH       SOLE                   190335        0        0
EXXON MOBIL CORP               COM              30231G102     1007    15755 PRN      SOLE                    15755        0        0
FIRST MIDWEST BANCORP DEL      COM              320867104      316     8535 SH       SOLE                     8535        0        0
GENERAL ELECTRIC CO            COM              369604103    13879   417717 SH       SOLE                   417717        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      357     2400 PRN      SOLE                     2400        0        0
HALLIBURTON CO                 COM              406216101    11135   147457 SH       SOLE                   147457        0        0
HEWLETT PACKARD CO             COM              428236103    15176   466936 SH       SOLE                   466936        0        0
HOME DEPOT INC                 COM              437076102     7630   221455 SH       SOLE                   221455        0        0
HONEYWELL INTL INC             COM              438516106    10252   261681 SH       SOLE                   261681        0        0
INTEL CORP                     COM              458140100      581    31070 SH       SOLE                    31070        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      274     3590 SH       SOLE                     3590        0        0
JOHNSON & JOHNSON              COM              478160104      801    13230 SH       SOLE                    13230        0        0
JOHNSON CTLS INC               COM              478366107      658     7700 SH       SOLE                     7700        0        0
JP MORGAN CHASE & CO           COM              46625H100    10966   256044 PRN      SOLE                   256044        0        0
LAUDER ESTEE COS INC           CL A             518439104      299     7695 SH       SOLE                     7695        0        0
LEHMAN BROS HLDGS INC          COM              524908100     9347   144189 SH       SOLE                   144189        0        0
LINCOLN NATL CORP IND          COM              534187109     9195   164005 SH       SOLE                   164005        0        0
MERRILL LYNCH & CO INC         COM              590188108     9359   132212 SH       SOLE                   132212        0        0
MICROSOFT CORP                 COM              594918104      295    12730 SH       SOLE                    12730        0        0
MONSANTO CO NEW                COM              61166W101      438     5215 PRN      SOLE                     5215        0        0
MOTOROLA INC                   COM              620076109     9293   480073 SH       SOLE                   480073        0        0
NORTHROP GRUMMAN CORP          COM              666807102    10482   161962 SH       SOLE                   161962        0        0
OFFICE DEPOT INC               COM              676220106    11211   308501 SH       SOLE                   308501        0        0
PALL CORP                      COM              696429307      235     8675 SH       SOLE                     8675        0        0
PEPSICO INC                    COM              713448108     1073    17449 SH       SOLE                    17449        0        0
PFIZER INC                     COM              717081103      306    13033 SH       SOLE                    13033        0        0
PROCTER & GAMBLE CO            COM              742718109      625    10925 SH       SOLE                    10925        0        0
QUALCOMM INC                   COM              747525103      297     7645 SH       SOLE                     7645        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      320     4647 SH       SOLE                     4647        0        0
SCHLUMBERGER LTD               COM              806857108      215     3222 SH       SOLE                     3222        0        0
STATE STR CORP                 COM              857477103      492     8600 SH       SOLE                     8600        0        0
SYSCO CORP                     COM              871829107      252     8125 SH       SOLE                     8125        0        0
TEXAS INSTRS INC               COM              882508104     9652   325395 SH       SOLE                   325395        0        0
TIME WARNER INC                COM              887317105     9886   595590 SH       SOLE                   595590        0        0
TYCO INTL LTD NEW              COM              902124106      270     9815 SH       SOLE                     9815        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    11647   182483 SH       SOLE                   182483        0        0
US BANCORP DEL                 COM NEW          902973304      469    15042 SH       SOLE                    15042        0        0
V F CORP                       COM              918204108    10300   153763 SH       SOLE                   153763        0        0
VULCAN MATLS CO                COM              929160109      202     2715 SH       SOLE                     2715        0        0
WACHOVIA CORP 2ND NEW          COM              929903102      259     4751 SH       SOLE                     4751        0        0
WAL MART STORES INC            COM              931142103      325     7015 SH       SOLE                     7015        0        0
WALGREEN CO                    COM              931422109      594    12875 SH       SOLE                    12875        0        0
WATERS CORP                    COM              941848103     8146   184895 SH       SOLE                   184895        0        0
WELLS FARGO & CO NEW           COM              949746101    11165   162435 SH       SOLE                   162435        0        0
WHIRLPOOL CORP                 COM              963320106      258     3171 SH       SOLE                     3171        0        0
WYETH                          COM              983024100      417     9385 SH       SOLE                     9385        0        0
XILINX INC                     COM              983919101     5635   259461 SH       SOLE                   259461        0        0
ZIMMER HLDGS INC               COM              98956P102     7777   136464 PRN      SOLE                   136464        0        0